NOTE 7 PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Detail) (USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Impairment of Long-Lived Assets Held-for-use	$ 5,341	$ 124,343	$ 145,995
Depreciation	137,544	60,560
Depletion	$ 0	$ 0